Schedule of Inventory (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 25,105	$ 31,233	$ 27,514
Work in progress	105,805	81,182	181,272
Finished goods	206,096	108,246	104,673
Inventory gross	337,006	220,661	313,459
Less obsolescence	(21,284)	(22,066)	(46,307)
Total inventory	$ 315,722	$ 198,595	$ 267,152